Loans - Summary of Purchased Credit Impaired Loans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about borrowings [line items]
Stage 3 allowance (2017: Individually assessed allowance)	$ (1,639)
Financial instruments purchased or originated credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Unpaid principal balance (1)	20	$ 81
Credit related fair value adjustments	(3)	(15)
Time value of money	(1)	(3)
Carrying value	16	63
Stage 3 allowance (2017: Individually assessed allowance)	(2)	(2)
Carrying value net of related allowance	$ 14	$ 61